Note 4 - Leases - Future Undiscounted Lease Payments for Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022	$ 544
2023	553
2024	566
2025	571
2026	576
Thereafter	2,392
Total undiscounted lease payments	5,202
Less: imputed interest	(955)
Other Liabilities [Member]
Net lease liabilities	$ 4,247	$ 3,947